DERIVATIVE LIABILITY - Additional Information (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value of derivative liability	$ 5,783
Other Income or Expense
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value of derivative liability	$ 5,800